Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss	Total
Equity Balance, Starting at Dec. 31, 2018		$ 170,000	$ 241,082,137	$ (391,979)	$ 240,860,158
Shares Outstanding, Starting at Dec. 31, 2018		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	11,799,333	0
Other Comprehensive Income (Loss)		0	0	10,412,934	10,412,934
Total Comprehensive Income (Loss)		0	0	0	22,212,267
Cash Distributions Paid		$ 0	(2,696,082)	0	(2,696,082)
Shares Outstanding, Ending at Sep. 30, 2019		170,000
Equity Balance, Ending at Sep. 30, 2019		$ 170,000	250,185,388	10,020,955	260,376,343
Equity Balance, Starting at Jun. 30, 2019		$ 170,000	248,605,305	8,453,486	257,228,791
Shares Outstanding, Starting at Jun. 30, 2019		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	3,434,083	0
Other Comprehensive Income (Loss)		0	0	1,567,469	1,567,469
Total Comprehensive Income (Loss)		0	0	0	5,001,552
Cash Distributions Paid		$ 0	(1,854,000)	0	(1,854,000)
Shares Outstanding, Ending at Sep. 30, 2019		170,000
Equity Balance, Ending at Sep. 30, 2019		$ 170,000	250,185,388	10,020,955	260,376,343
Equity Balance, Starting at Dec. 31, 2019		$ 170,000	251,711,270	9,614,846	261,496,116
Shares Outstanding, Starting at Dec. 31, 2019		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	11,340,459	0
Other Comprehensive Income (Loss)		0	0	2,406,204	2,406,204
Total Comprehensive Income (Loss)		0	0	0	13,746,663
Cash Distributions Paid		0	(100,000)	0	(100,000)
Cumulative Change in Accounting Principal	[1]	$ 0	(2,158,161)	0	(2,158,161)
Shares Outstanding, Ending at Sep. 30, 2020		170,000
Equity Balance, Ending at Sep. 30, 2020		$ 170,000	260,793,568	12,021,050	272,984,618
Equity Balance, Starting at Jun. 30, 2020		$ 170,000	256,208,056	11,931,234	268,309,290
Shares Outstanding, Starting at Jun. 30, 2020		170,000
Comprehensive Income:
Net Income (Loss)		$ 0	4,585,512	0
Other Comprehensive Income (Loss)		0	0	89,816	89,816
Total Comprehensive Income (Loss)		0	0	0	4,675,328
Cash Distributions Paid		$ 0	0	0	0
Shares Outstanding, Ending at Sep. 30, 2020		170,000
Equity Balance, Ending at Sep. 30, 2020		$ 170,000	$ 260,793,568	$ 12,021,050	$ 272,984,618

[1]	See Note 1.